Consolidated Statements of Profit or Loss and Other Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares
Profit or loss [abstract]
Revenue	¥ 3,149,614	$ 458,092	¥ 2,830,987	¥ 2,249,533
Cost of sales	(2,779,768)	(404,300)	(2,449,399)	(1,862,017)
Gross profit	369,846	53,792	381,588	387,516
Other income, gain and loss	16,089	2,340	21,171	11,680
Net exchange gain (loss)	1,250	182	(3,521)	2,546
Selling and distribution costs	(174,774)	(25,420)	(173,800)	(181,911)
Research and development expenses	(51,760)	(7,528)	(57,419)	(84,639)
Administrative expenses	(144,454)	(21,010)	(130,203)	(139,377)
Finance costs	(23,210)	(3,376)	(21,375)	(21,387)
(Loss) profit before taxation	(7,013)	(1,020)	16,441	(25,572)
Income tax credit (expense)	(969)	(141)	(7,389)	(352)
(Loss) profit and total comprehensive (loss) income for the year	(7,982)	(1,161)	9,052	(25,924)
(Loss) profit and total comprehensive (loss) profit attributable to:
Owners of the Company	¥ (7,982)	$ (1,161)	¥ 9,052	¥ (25,924)
(Loss) Earnings per Share
Basic | (per share)	¥ (0.04)	$ (0.01)	¥ 0.04	¥ (0.13)
Diluted | (per share)	¥ (0.04)	$ (0.01)	¥ 0.04	¥ (0.13)